Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0001244183
Registrant Name	PIMCO INCOME STRATEGY FUND
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES